INTELLECTUAL PROPERTY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTELLECTUAL PROPERTY

NOTE 4: INTELLECTUAL PROPERTY

The following table summarizes the components of our intellectual property as of the dates presented:

	June 30, 2022	December 31, 2021
Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC®	1,850,000	1,850,000
ArcMail®	1,445,000	1,445,000
DataExpress®	1,388,051	1,388,051
FileFacets®	135,000	135,000
IntellyWP™	60,000	60,000
Resilient Network Systems	305,000	305,000
	5,229,851	5,229,851
Accumulated amortization	(4,420,576)	(3,960,032)
Intellectual property, net of accumulated amortization	$809,275	$1,269,819

We recognized amortization expense of $460,544 and $483,044 for the six months ended June 30, 2022, and 2021, respectively.

Based on the carrying value of definite-lived intangible assets as of June 30, 2022, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2022 (excluding the six months ended June 30, 2022)	$354,940
2023	411,585
2024	27,000
Thereafter	15,750
$809,275

NOTE 5: INTELLECTUAL PROPERTY

On August 13, 2020, the Company entered into an Asset Purchase Agreement to acquire certain assets collectively known as FileFacets™, a Software-as-a-Service (SaaS) platform that performs sophisticated data discovery and content search of structured and unstructured data within corporate networks, servers, content management systems, email, desktops and laptops. The total purchase price was $135,000, which amount was paid in full at the closing of the transaction.

On September 21, 2020, the Company entered into an Asset Purchase Agreement with the owners of a business known as IntellyWP™, to acquire the intellectual property rights and certain assets collectively known as IntellyWP™, an Italy-based developer that produces WordPress plug-ins that enhance the overall user experience for webmaster and end users. The total purchase price of $135,000 consists of: (i) a $55,000 cash payment at closing; (ii) a cash payment of $40,000 upon completion of certain training; and, (iii) a cash payment of $40,000 upon the Company collecting $25,000 from the assets acquired in the subject transaction.

On October 8, 2020, the Company entered into an Asset Purchase Agreement with Resilient Network Systems, Inc. (“RNS”) to acquire the intellectual property rights and certain assets collectively known as Resilient Networks™, a Silicon Valley based SaaS platform that performs SSO and adaptive access control “on the fly” with sophisticated and flexible policy workflows for authentication and authorization. The total purchase price of $305,000 consists of: (i) a $125,000 cash payment at closing; and, (ii) the issuance of 19,148,936 shares of our common stock to RNS.

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	December 31,	December 31,
	2021	2020
Intellectual property:
Word press GDPR rights	$46,800	$46,800
ARALOC®	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpress®	1,388,051	1,388,051
FileFacetsTM	135,000	135,000
IntellyWP™	135,000	135,000
Resilient Network Systems	305,000	305,000
	5,304,851	5,304,851
Accumulated amortization	(3,960,032)	(2,993,944)
Impairment	(75,000)
Intellectual property, net of accumulated amortization	$1,269,819	$2,310,907

The Company recognized amortization expense of approximately $966,088 and $1,406,031 for the years ended December 31, 2021 and 2020, respectively, recorded as general and administrative expense.

During the years ended December 31, 2021 the Company determined that IntellyWPTM should be impaired because of the reduction in sales from this service. Accordingly, the Company estimated the undiscounted future cash flows to be generated by IntellyWPTM to be an immaterial amount, which was less than the carrying amount of IntellyWPTM of $75,000. This resulted in a $75,000 write-down of the assets, which was reflected as a separate line item in the income statement.

Based on the carrying value of definite-lived intangible assets as of December 31, 2021, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2022	815,484
2023	411,585
2024	27,000
Thereafter	15,750
1,269,819